Description of Organization and Business Operations (Details)		11 Months Ended
	Aug. 06, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item		1
Price of warrant | $ / shares		$ 11.50
Proceeds from Issuance Initial Public Offering		$ 150,000,000
Proceeds received from private placement		852,416
Value of Class B common stock transferred to Anchor Investors at initial public offering		6,509,758
Deferred underwriting discount		5,250,000
Payments for investment of cash in Trust Account	$ 150,000,000	$ 150,000,000
Condition for future business combination use of proceeds percentage		80
Condition for future business combination threshold Percentage Ownership		50
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%
Condition for future business combination threshold Net Tangible Assets		$ 5,000,001
Months to complete acquisition		24 months
Redemption period upon closure		10 days
Maximum allowed dissolution expenses		$ 100,000
Cash held outside the Trust Account		343,399
Working capital deficit		100,000
Aggregate purchase price		$ 25,000
Number of shares per warrant | shares		1
Funds in Trust Account per public share | $ / shares		$ 10.00
Proceeds held in operating account for working capital purpose		$ 300,000
Class A Common stock
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares		$ 0.0001
Working Capital Loans
Subsidiary, Sale of Stock [Line Items]
Outstanding balance		$ 0
Additional Paid-in Capital
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		24,569
Initial public offering.
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares	15,000,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from Issuance Initial Public Offering	$ 150,000,000
Transaction Costs	13,782,542
Value of Class B common stock transferred to Anchor Investors at initial public offering	6,509,758
Underwriting discount	1,500,000
Deferred underwriting discount	5,250,000
Other offering costs	$ 522,784
Exercise price of warrant | $ / shares	$ 11.50
Number of shares per warrant | shares	1
Number of shares in a unit | shares	1
Number of warrants in a unit | shares	0.5
Initial public offering. | Class A Common stock
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share) | $ / shares	$ 0.0001
Private Placement
Subsidiary, Sale of Stock [Line Items]
Proceeds held in operating account for working capital purpose	$ 900,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares	$ 1.00
Sale of Private Placement Warrants (in shares) | shares	3,500,000
Proceeds received from private placement	$ 3,500,000
Restrictions on transfer period of time after business combination completion	30 days
Exercise price of warrant | $ / shares	$ 11.50
Number of shares per warrant | shares	1
Sponsor
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 25,000